Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $77,932,790 (comprised of (i) $13,007,750 maximum aggregate offering price with respect to notes linked to the common stock of Bristol-Myers Squibb Company, (ii) $6,560,500 maximum aggregate offering price with respect to notes linked to the common stock of Capital One Financial Corporation and (iii) $58,364,540 maximum aggregate offering price with respect to notes linked to the common stock of NVIDIA Corporation).

Narrative - Max Aggregate Offering Price	$ 77,932,790